Land Use Rights	12 Months Ended
Dec. 31, 2025
Land Use Rights [Abstract]
LAND USE RIGHTS

NOTE 14 - LAND USE RIGHTS

The Company’s land use rights consist of the following:

	December 31,	December 31,
	2025	2024
Cost of land use rights	$3,756,061	$3,600,311
Less: Accumulated amortization	(1,142,946)	(1,013,683)
Land use rights, net	$2,613,115	$2,586,628

The amortization expense for the years ended December 31, 2025, 2024 and 2023 were $83,132, $83,137 and $84,471, respectively.

Amortization expense for the next five years and thereafter is as follows:

Years ended December 31,
2026	$83,132
2027	83,132
2028	83,132
2029	83,132
2030	83,132
Thereafter	2,197,455
Total	$2,613,115